Summary Prospectus May 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS EQUITY 500 INDEX FUND






CLASS/Ticker    INST   BTIIX    S   BTIEX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/nmutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 730-1313 (INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated May 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.


The fund is a feeder fund that invests substantially all of its assets in a "master portfolio," the DWS Equity 500 Index Portfolio ("Portfolio"). The Portfolio has the same investment objective as the fund.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares.


SHAREHOLDER FEES (paid directly from your investment)


                                                         INST      S
                                                       ------  -----
Maximum sales charge (load) on purchases, as % of
offer-
ing price                                              None    None
------------------------------------------------------ ------  -----
Maximum contingent deferred sales charge (load), as %
of redemption proceeds                                 None    None
------------------------------------------------------ ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                       INST           S
                                                 ----------  ----------
Management fee                                       0.05        0.05
------------------------------------------------     ----        ----
Distribution/service
(12b-1) fees                                        None        None
------------------------------------------------    -----       -----
Other expenses (includes an administrative fee)      0.18        0.22
------------------------------------------------    -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES(1)              0.23        0.27
------------------------------------------------    -----       -----

(1) The table and the Example below reflect the expenses of both the fund and the Portfolio.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS      INST       S
-------  ------  ------
1        $24     $28
--       ---     ---
3         74      87
--       ---     ---
5        130     152
--       ---     ---
10       293     343
--       ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS      INST       S
-------  ------  ------
1        $24     $28
--       ---     ---
3         74      87
--       ---     ---
5        130     152
--       ---     ---
10       293     343
--       ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2009: 9%.



PRINCIPAL INVESTMENT STRATEGY


References to the fund may refer to actions taken by the Portfolio.


MAIN INVESTMENTS. Under normal circumstances, the Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The Portfolio's securities are weighted to attempt to make the Portfolio's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any stock in the index if it believes the stock is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a stock not included in the index when it believes such exposure is consistent with the Portfolio's goal (for example, in anticipation of a stock being added to the index). The Portfolio may also hold short-term debt securities and money market instruments.

The S&P 500 INDEX is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500 Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P").


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the Portfolio to obtain a high correlation to the index while seeking to keep the Portfolio as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between Portfolio performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The Portfolio uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. This process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the Portfolio's liquidity and returns while minimizing its costs.

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund is exposed to the risk factors below even if it does not invest directly in individual securities.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.


Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future



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SUMMARY PROSPECTUS May 1, 2010                       DWS Equity 500 Index Fund
results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Class S shares (formerly Investment Class shares) of the fund were issued in conjunction with the combination of Equity 500 Index Fund - Investment (the "Acquired fund") and the fund on May 19, 2003. Returns shown for periods prior to May 19, 2003 are the actual returns of the Acquired fund and for periods after May 19, 2003 are those of the fund's Class S shares (formerly Investment Class shares). As feeder funds in the same master portfolio, the fund and the Acquired fund had identical investment objectives, policies and strategies. However, Northern Trust Investments, N.A. ("NTI"), the subadvisor for the Portfolio, was not the Portfolio's subadvisor during the periods prior to April 25, 2003.


Past performance is not indicative of the past or future performance of the fund in general or of the future performance of its Class S shares.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  -9.36       -12.17      -22.25     28.34      10.57      4.70      15.58      5.39       -37.12     26.35
  2000       2001        2002        2003       2004       2005      2006        2007     2008        2009




Best Quarter: 15.92%, Q2 2009        Worst Quarter: -21.94%, Q4 2008
Year-to-Date as of 3/31/2010: 5.36%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                  CLASS           1          5          10
                              INCEPTION        YEAR      YEARS       YEARS
                           ------------  ----------  ---------  ----------
INST CLASS before tax      12/31/1992        26.44       0.37       -1.04
-------------------------  ----------        -----       ----      ------
CLASS S before tax         12/31/1992        26.35       0.26       -1.16
-------------------------  ----------        -----       ----      ------
  After tax on
  distributions                              26.34       0.04       -1.66
  After tax on distribu-
  tions, with sale                           17.94       0.29       -1.08
-------------------------  ----------        -----       ----      ------
STANDARD & POOR'S
(S&P) 500 INDEX                              26.46       0.42       -0.95
-------------------------  ----------        -----       ----      ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, N.A.


PORTFOLIO MANAGER(S)

BRENT REEDER. Senior Vice President of Northern Trust Investments, N.A. Portfolio Manager of the fund. Joined the fund in 2007.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
            NON-IRA     IRAS     UTMAS        PLANS
        -----------  -------  --------  -----------
INST    1,000,000     N/A       N/A         N/A
------  ---------    -----     -----       -----
S       2,500        1,000     1,000       1,000
------  ---------    -----     -----       -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.



                                       3
SUMMARY PROSPECTUS May 1, 2010                       DWS Equity 500 Index Fund

Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid quarterly and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                       DWS Equity 500 Index Fund
                                       SUMMARY PROSPECTUS May 1, 2010 DE500F-SUM